Regulatory Matters - Summary of Capital Adequacy Ratios With RWA Methodology (Details)	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Regulatory Matters [LineItems]
Tier 1 capital (k1.2)	17.60%	17.40%
Total capital (k.2)	18.30%	18.10%